12. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock repurchased, value				$ 88,000
Payment for repurchase of shares	$ 0	$ 24,000	$ 32,000	88,000
Loss on settlement of liabilities			(208,322)	$ 0
Warrants [Member]
Warrant value			$ 1,300,126
Weighted average remaining term			1 year 11 months 12 days
Warrant intrinsic value			$ 845,000
Options [Member]
Weighted average remaining term			8 years 6 months 18 days
Option intrinsic value			$ 3,138,833
Globe [Member]
Stock repurchased, shares			8,799
Payment for repurchase of shares			$ 120,000
Shamar Tobias [Member] | Options [Member]
Options granted			50,000
Fair value of options granted			$ 297,715
Daniel DiEdwardo [Member] | Options [Member]
Options granted			131,250
Fair value of options granted			$ 577,500
Scott Black [Member] | Options [Member]
Options granted			187,500
Fair value of options granted			$ 825,000
CMA [Member] | Options [Member]
Options granted			75,000
Fair value of options granted			$ 744,501
Globe Photo Asset Purchase Agreement [Member]
Stock repurchased, shares			2,353
Stock repurchased, value			$ 32,000
Consulting Agreement [Member]
Stock issued for services, shares			25,000
Stock issued for services, value			$ 25,000
Settlement of payable [Member]
Stock issued for settlement of consulting fees, shares			5,250
Stock issued for settlement of consulting fees, value			$ 23,100
Settlement of accrued liabilities [Member] | Options [Member]
Options granted			54,583
Fair value of options granted			$ 327,488
Loss on settlement of liabilities			$ (208,322)